Segment reporting - Summary of information of long-lived assets in different geographic areas (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment	$ 514,741	$ 512,841	$ 508,855
U.S. and Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		177,298	191,502
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		147,959	151,288
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		3,547	6,100
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		80,035	69,558
Spain
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		103,819	87,614
South Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		20	2,547
Other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Net property, plant and equipment		$ 163	$ 246